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                                                                [LOGO OF LINCOLN
                                                                FINANCIAL GROUP]


The Lincoln National Life Insurance Company
350 Church Street, MLW1
Hartford, Connecticut 06103-1106
Telephone: (860) 466-2374
Facsimile: (860) 466-1778


VIA EDGAR

March 17, 2006

U.S. Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549-0506

Re: Lincoln Life Flexible Premium Variable Life Account R
    The Lincoln National Life Insurance Company
    File No. 333-125991; 811-08579; CIK: 0001051932
    Pre-Effective Amendment No. 3, Form N-6

Dear Sir or Madam:

Today we are electronically filing on EDGAR Pre-Effective Amendment No. 3 to the initial Registration Statement on Form N-6 for a variable life insurance product to be offered only to clients of financial advisers affiliated with M Financial Group. The marketing name for this product is "Lincoln Momentum SVUL ONE."

This filing will incorporate changes in text to respond to Staff comments and appropriate exhibits. A marked courtesy copy of this Registration Statement will be forwarded under separate cover to our Reviewer showing any variances when compared with Pre-Effective Amendment No. 2 filed on December 1, 2005.

Please contact me at (860) 466-2374, with any questions or comments you may have with regard to this filing.

Sincerely,

/s/ Lawrence A. Samplatsky

Lawrence A. Samplatsky
Assistant Vice President and Senior Counsel